Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Materials ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(9.34%)	17.64%	24.66%	6.66%	(7.87%)	21.29%	25.73%	(14.52%)	25.10%	22.76%